Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Operating revenues	₩ 24,899,189	₩ 23,436,050	₩ 23,546,929
Operating income (loss)	1,020,174	1,100,860	1,069,092
Depreciation and Amortization	3,638,920	3,281,732	3,364,502
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	28,863,426	27,346,281	27,343,782
Operating income (loss)	1,073,244	1,201,682	1,760,949
Depreciation and Amortization	3,718,725	3,274,768	3,356,126
Operating segments [member] | ICT [member]
Disclosure of operating segments [Line Items]
Operating revenues	18,527,631	17,724,320	17,731,569
Operating income (loss)	627,250	933,191	1,302,639
Depreciation and Amortization	3,238,587	2,917,163	3,016,531
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,556,776	3,560,417	3,637,917
Operating income (loss)	157,843	145,463	205,678
Depreciation and Amortization	26,741	22,504	28,827
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	694,637	690,821	685,822
Operating income (loss)	69,357	66,735	75,373
Depreciation and Amortization	94,992	98,310	99,216
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	6,084,382	5,370,723	5,288,474
Operating income (loss)	218,794	56,293	177,259
Depreciation and Amortization	358,405	236,791	211,552
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(3,964,237)	(3,910,231)	(3,796,853)
Operating income (loss)	(53,070)	(100,822)	(691,857)
Depreciation and Amortization	₩ (79,805)	₩ 6,964	₩ 8,376